Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for First PEO(1)	Compensation Actually Paid to First PEO(2)	Summary Compensation Table Total for Second PEO(3)	Compensation Actually Paid to Second PEO(4)	Summary Compensation Table Total for Third PEO(5)	Compensation Actually Paid to Third PEO(6)	Average Summary Compensation Table Total for non-PEO(7)	Average Compensation Actually Paid to Non-PEO NEO(S)(8)	Value of Initial Fixed $100 Investment Based on:		Net Income (Millions)(11)	Adjusted EBITDA (Millions)(12)
									Total Shareholder Return(9)	Per Group Total Shareholder Return(10)
2025	—	—	—	—	8,595,077	7,880,010	1,976,629	1,904,385	56.80	100.30	(386)	742
2024	—	—	297,851	(6,155,142)	5,887,980	3,112,991	1,316,692	654,642	114.19	137.58	69	768
2023	—	—	7,335,430	934,313	—	—	1,542,699	(296,368)(13)	203.94	149.93	(252)	1,013
2022	—	—	7,670,351	9,839,552	—	—	2,107,360	2,450,210	191.44	130.45	578	1,361
2021	9,012,886	25,427,573	5,537,669	10,256,484	—	—	2,359,471	5,383,970	203.63	151.70	608	1,313

(1)
The dollar amounts reported are the amounts of total compensation reported for Mr. Vergnano for each corresponding year in the “Total” column of the SCT. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(2)
The dollar amounts reported represent CAP to Mr. Vergnano. The dollar amount does not reflect the actual amount of compensation earned by or paid to Mr. Vergnano during 2021. In accordance with the requirements of Item 402(v) of Regulation S-K, the “Pay Versus Performance Calculation Detail” table set forth below displays the adjustments made to Mr. Vergnano’s total compensation for each year to determine the CAP.

(3)
The dollar amounts reported are the amounts of total compensation reported for Mr. Newman for each corresponding year in the “Total” column of the SCT. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(4)
The dollar amounts reported represent the amount of CAP to Mr. Newman. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Newman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the “Pay Versus Performance Calculation Detail” table set forth below displays the adjustments made to Mr. Newman’s total compensation for each year to determine the CAP.

(5)
The dollar amounts reported are the amounts of total compensation reported for Ms. Dignam for each corresponding year in the “Total” column of the SCT. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(6)
The dollar amounts reported represent the amount of CAP to Ms. Dignam. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Dignam during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the “Pay Versus Performance Calculation Detail” table set forth below displays the adjustments made to Ms. Dignam’s total compensation for each year to determine the CAP.

(7)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding the applicable PEO) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs (excluding the applicable PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Shane Hostetter, Kristine Wellman, Joseph Martinko, Gerardo Familiar (ii) for 2024, Shane Hostetter, Kristine Wellman, Joseph Martinko, Gerardo Familiar, Matthew Abbott and Jonathan Lock; (iii) for 2023, Jonathan Lock, Denise Dignam, Kristine Wellman, Alvenia Scarborough, Susan Kelliher, Sameer Ralhan, and Edwin Sparks; (iv) for 2022, Sameer Ralhan, Edwin Sparks, Alisha Bellezza, Denise Dignam, and David Shelton; and (v) for 2021, Sameer Ralhan, Edwin Sparks, Susan Kelliher, Bryan Snell, and David Shelton.

(8)
The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding the applicable PEO). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the applicable PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the “Pay Versus Performance Calculation Detail” table set forth below displays the adjustments made to the NEOs’ (excluding the applicable PEO) total compensation for each year to determine the CAP.

(9)
TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(10)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 400 Chemicals.

(11)
The dollar amounts reported represent the amount of Net Income reflected in the Company’s audited financial statements for the applicable year.

(12)
See “Compensation Discussion and Analysis” in this Proxy Statement for the definition of Adjusted EBITDA.
	PEO 1					PEO 2
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Summary Compensation Table Total	—	—	—	—	9,012,886		297,851	7,335,430	7,670,351	5,537,669
Less: Reported Fair Value of Equity Awards(a)	—	—	—	—	7,056,334	—	—	6,249,631	5,504,353	3,039,984
Add: Year-End Fair Value of Equity Awards Granted in the Year(b(i))	—	—	—	—	10,037,056	—	—	5,542,082	7,286,350	3,737,324
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested(b(ii))	—	—	—	—	11,676,849	—	—	(4,188,551)	(231,485)	3,508,735
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(b(iii))	—	—	—	—	144,996	—	—	—	—	—
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b(iv))	—	—	—	—	507,084	—	(1,095,363)	516,921	333,788	184,986
Add: Fair Value at the End of Prior Year of Equity Awards that Fail to Meet Vesting Conditions(b(v))	—	—	—	—	—	—	(5,293,120)	(1,929,442)	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation(b(vi))	—	—	—	—	1,105,035	—	(64,510)	(92,496)	284,902	327,754
Less: Reported Change in the Actuarial Present Value of Pension Benefits(c)	—	—	—	—	—	—	—	—	—	—
Add: Actuarially determined service cost for services rendered during the fiscal year	—	—	—	—	—	—	—	—	—	—
Add: Entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation	—	—	—	—	—	—	—	—	—	—
CAP	—	—	—	—	25,427,573	—	(6,155,142)	934,313	9,839,552	10,256,484
	PEO 3					NEO 1
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Summary Compensation Table Total	8,595,077	5,887,980	—	—	—	1,976,629	1,316,692	1,542,699	2,107,360	2,359,471
Less: Reported Fair Value of Equity Awards(a)	(6,277,902)	3,984,736	—	—	—	(1,032,102)	688,272	1,042,701	1,130,702	1,139,675
Add: Year-End Fair Value of Equity Awards Granted in the Year(b(i))	6,312,538	1,981,568	—	—	—	1,112,021	376,061	549,601	1,482,246	1,697,677
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested(b(ii))	(587,461)	(663,542)	—	—	—	(104,739)	(150,317)	(246,002)	(164,478)	2,182,023
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(b(iii))	—	—	—	—	—	—	—	—	—	—
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b(iv))	(197,821)	(160,152)	—	—	—	(55,386)	(95,438)	97,757	47,967	77,860
Add: Fair Value at the End of Prior Year of Equity Awards that Fail to Meet Vesting Conditions(b(v))	—	—	—	—	—	—	(113,044)	(1,178,272)	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation(b(vi))	35,580	51,873	—	—	—	7,963	8,961	(19,450)	107,817	206,615
Less: Reported Change in the Actuarial Present Value of Pension Benefits(c)	—	—	—	—	—	—	—	—	—	—
Add: Actuarially determined service cost for services rendered during the fiscal year	—	—	—	—	—	—	—	—	—	—
Add: Entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation	—	—	—	—	—	—	—	—	—	—
CAP	7,880,010	3,112,991	—	—	—	1,904,385	654,642	(296,368)	2,450,210	5,383,970

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(c)
The amounts included in this row are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the SCT for each applicable year.

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote
(1)
The dollar amounts reported are the amounts of total compensation reported for Mr. Vergnano for each corresponding year in the “Total” column of the SCT. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(2)
The dollar amounts reported represent CAP to Mr. Vergnano. The dollar amount does not reflect the actual amount of compensation earned by or paid to Mr. Vergnano during 2021. In accordance with the requirements of Item 402(v) of Regulation S-K, the “Pay Versus Performance Calculation Detail” table set forth below displays the adjustments made to Mr. Vergnano’s total compensation for each year to determine the CAP.

(3)
The dollar amounts reported are the amounts of total compensation reported for Mr. Newman for each corresponding year in the “Total” column of the SCT. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(4)
The dollar amounts reported represent the amount of CAP to Mr. Newman. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Newman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the “Pay Versus Performance Calculation Detail” table set forth below displays the adjustments made to Mr. Newman’s total compensation for each year to determine the CAP.

(5)
The dollar amounts reported are the amounts of total compensation reported for Ms. Dignam for each corresponding year in the “Total” column of the SCT. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(6)
The dollar amounts reported represent the amount of CAP to Ms. Dignam. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Dignam during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the “Pay Versus Performance Calculation Detail” table set forth below displays the adjustments made to Ms. Dignam’s total compensation for each year to determine the CAP.

(7)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding the applicable PEO) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs (excluding the applicable PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Shane Hostetter, Kristine Wellman, Joseph Martinko, Gerardo Familiar (ii) for 2024, Shane Hostetter, Kristine Wellman, Joseph Martinko, Gerardo Familiar, Matthew Abbott and Jonathan Lock; (iii) for 2023, Jonathan Lock, Denise Dignam, Kristine Wellman, Alvenia Scarborough, Susan Kelliher, Sameer Ralhan, and Edwin Sparks; (iv) for 2022, Sameer Ralhan, Edwin Sparks, Alisha Bellezza, Denise Dignam, and David Shelton; and (v) for 2021, Sameer Ralhan, Edwin Sparks, Susan Kelliher, Bryan Snell, and David Shelton.

(8)
The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding the applicable PEO). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the applicable PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the “Pay Versus Performance Calculation Detail” table set forth below displays the adjustments made to the NEOs’ (excluding the applicable PEO) total compensation for each year to determine the CAP.

Peer Group Issuers, Footnote
(9)
TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(10)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 400 Chemicals.

Adjustment To PEO Compensation, Footnote
	PEO 1					PEO 2
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Summary Compensation Table Total	—	—	—	—	9,012,886		297,851	7,335,430	7,670,351	5,537,669
Less: Reported Fair Value of Equity Awards(a)	—	—	—	—	7,056,334	—	—	6,249,631	5,504,353	3,039,984
Add: Year-End Fair Value of Equity Awards Granted in the Year(b(i))	—	—	—	—	10,037,056	—	—	5,542,082	7,286,350	3,737,324
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested(b(ii))	—	—	—	—	11,676,849	—	—	(4,188,551)	(231,485)	3,508,735
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(b(iii))	—	—	—	—	144,996	—	—	—	—	—
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b(iv))	—	—	—	—	507,084	—	(1,095,363)	516,921	333,788	184,986
Add: Fair Value at the End of Prior Year of Equity Awards that Fail to Meet Vesting Conditions(b(v))	—	—	—	—	—	—	(5,293,120)	(1,929,442)	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation(b(vi))	—	—	—	—	1,105,035	—	(64,510)	(92,496)	284,902	327,754
Less: Reported Change in the Actuarial Present Value of Pension Benefits(c)	—	—	—	—	—	—	—	—	—	—
Add: Actuarially determined service cost for services rendered during the fiscal year	—	—	—	—	—	—	—	—	—	—
Add: Entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation	—	—	—	—	—	—	—	—	—	—
CAP	—	—	—	—	25,427,573	—	(6,155,142)	934,313	9,839,552	10,256,484
	PEO 3					NEO 1
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Summary Compensation Table Total	8,595,077	5,887,980	—	—	—	1,976,629	1,316,692	1,542,699	2,107,360	2,359,471
Less: Reported Fair Value of Equity Awards(a)	(6,277,902)	3,984,736	—	—	—	(1,032,102)	688,272	1,042,701	1,130,702	1,139,675
Add: Year-End Fair Value of Equity Awards Granted in the Year(b(i))	6,312,538	1,981,568	—	—	—	1,112,021	376,061	549,601	1,482,246	1,697,677
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested(b(ii))	(587,461)	(663,542)	—	—	—	(104,739)	(150,317)	(246,002)	(164,478)	2,182,023
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(b(iii))	—	—	—	—	—	—	—	—	—	—
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b(iv))	(197,821)	(160,152)	—	—	—	(55,386)	(95,438)	97,757	47,967	77,860
Add: Fair Value at the End of Prior Year of Equity Awards that Fail to Meet Vesting Conditions(b(v))	—	—	—	—	—	—	(113,044)	(1,178,272)	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation(b(vi))	35,580	51,873	—	—	—	7,963	8,961	(19,450)	107,817	206,615
Less: Reported Change in the Actuarial Present Value of Pension Benefits(c)	—	—	—	—	—	—	—	—	—	—
Add: Actuarially determined service cost for services rendered during the fiscal year	—	—	—	—	—	—	—	—	—	—
Add: Entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation	—	—	—	—	—	—	—	—	—	—
CAP	7,880,010	3,112,991	—	—	—	1,904,385	654,642	(296,368)	2,450,210	5,383,970
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(c)
The amounts included in this row are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the SCT for each applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 1,976,629	$ 1,316,692	$ 1,542,699	$ 2,107,360	$ 2,359,471
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,904,385	654,642	(296,368)	2,450,210	5,383,970
Adjustment to Non-PEO NEO Compensation Footnote
	PEO 3					NEO 1
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Summary Compensation Table Total	8,595,077	5,887,980	—	—	—	1,976,629	1,316,692	1,542,699	2,107,360	2,359,471
Less: Reported Fair Value of Equity Awards(a)	(6,277,902)	3,984,736	—	—	—	(1,032,102)	688,272	1,042,701	1,130,702	1,139,675
Add: Year-End Fair Value of Equity Awards Granted in the Year(b(i))	6,312,538	1,981,568	—	—	—	1,112,021	376,061	549,601	1,482,246	1,697,677
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested(b(ii))	(587,461)	(663,542)	—	—	—	(104,739)	(150,317)	(246,002)	(164,478)	2,182,023
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(b(iii))	—	—	—	—	—	—	—	—	—	—
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b(iv))	(197,821)	(160,152)	—	—	—	(55,386)	(95,438)	97,757	47,967	77,860
Add: Fair Value at the End of Prior Year of Equity Awards that Fail to Meet Vesting Conditions(b(v))	—	—	—	—	—	—	(113,044)	(1,178,272)	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation(b(vi))	35,580	51,873	—	—	—	7,963	8,961	(19,450)	107,817	206,615
Less: Reported Change in the Actuarial Present Value of Pension Benefits(c)	—	—	—	—	—	—	—	—	—	—
Add: Actuarially determined service cost for services rendered during the fiscal year	—	—	—	—	—	—	—	—	—	—
Add: Entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation	—	—	—	—	—	—	—	—	—	—
CAP	7,880,010	3,112,991	—	—	—	1,904,385	654,642	(296,368)	2,450,210	5,383,970
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(c)
The amounts included in this row are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the SCT for each applicable year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
MOST IMPORTANT COMPANY PERFORMANCE MEASURES FOR DETERMINING EXECUTIVE COMPENSATION
For fiscal year 2025, our CLDC identified the performance measures listed below as the most important financial performance measures used by the Company to link CAP for our NEOs, for the most recently completed fiscal year, to the Company’s performance:
▪
Adjusted EBITDA

▪
Free Cash Flow

▪
Net Income

▪
TSR

Total Shareholder Return Amount	$ 56.8	114.19	203.94	191.44	203.63
Peer Group Total Shareholder Return Amount	100.3	137.58	149.93	130.45	151.7
Net Income (Loss)	$ (386,000,000)	$ 69,000,000	$ (252,000,000)	$ 578,000,000	$ 608,000,000
Company Selected Measure Amount	742,000,000	768,000,000	1,013,000,000	1,361,000,000	1,313,000,000
PEO Name	Ms. Dignam
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	(12) See “Compensation Discussion and Analysis” in this Proxy Statement for the definition of Adjusted EBITDA.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
Measure:: 4
Pay vs Performance Disclosure
Name	TSR
Mr. Vergnano [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 9,012,886
PEO Actually Paid Compensation Amount					25,427,573
Mr. Newman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		297,851	7,335,430	7,670,351	5,537,669
PEO Actually Paid Compensation Amount		(6,155,142)	934,313	9,839,552	10,256,484
Ms. Dignam [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	8,595,077	5,887,980
PEO Actually Paid Compensation Amount	7,880,010	3,112,991
PEO | Mr. Vergnano [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Vergnano [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Vergnano [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Vergnano [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(7,056,334)
PEO | Mr. Vergnano [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					10,037,056
PEO | Mr. Vergnano [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					11,676,849
PEO | Mr. Vergnano [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					144,996
PEO | Mr. Vergnano [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					507,084
PEO | Mr. Vergnano [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Vergnano [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,105,035
PEO | Mr. Newman [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Newman [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Newman [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Newman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,249,631)	(5,504,353)	(3,039,984)
PEO | Mr. Newman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,542,082	7,286,350	3,737,324
PEO | Mr. Newman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,188,551)	(231,485)	3,508,735
PEO | Mr. Newman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Newman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,095,363)	516,921	333,788	184,986
PEO | Mr. Newman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,293,120)	(1,929,442)
PEO | Mr. Newman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(64,510)	(92,496)	284,902	327,754
PEO | Ms. Dignam [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ms. Dignam [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ms. Dignam [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ms. Dignam [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,277,902)	(3,984,736)
PEO | Ms. Dignam [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,312,538	1,981,568
PEO | Ms. Dignam [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(587,461)	(663,542)
PEO | Ms. Dignam [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ms. Dignam [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(197,821)	(160,152)
PEO | Ms. Dignam [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ms. Dignam [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,580	51,873
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,032,102)	(688,272)	(1,042,701)	(1,130,702)	(1,139,675)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,112,021	376,061	549,601	1,482,246	1,697,677
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(104,739)	(150,317)	(246,002)	(164,478)	2,182,023
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,386)	(95,438)	97,757	47,967	77,860
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(113,044)	(1,178,272)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,963	$ 8,961	$ (19,450)	$ 107,817	$ 206,615